SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED September 10, 2018

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                           VARIABLE ANNUITY ACCOUNT SEVEN
   -------------------------------------------------------------------------
                  Polaris Platinum O-Series Variable Annuity

   -------------------------------------------------------------------------

         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           FS VARIABLE SEPARATE ACCOUNT
   -------------------------------------------------------------------------
                  Polaris Platinum O-Series Variable Annuity

Effective on or about November 5, 2018 the following Underlying Funds of the Seasons Series Trust ("SST") are available to contract owners for direct investment if a living benefit is not elected:

Underlying Fund            Managed by          Trust    Asset Class

SA Allocation Balanced     SunAmerica Asset    SST      Asset Allocation
Portfolio  	           Management, LLC

SA Allocation Growth       SunAmerica Asset    SST      Asset Allocation
Portfolio                  Management, LLC

SA Allocation Moderate     SunAmerica Asset    SST      Asset Allocation
Portfolio  	           Management, LLC

SA Allocation Moderate     SunAmerica Asset    SST      Asset Allocation
Growth Portfolio           Management, LLC

Effective on or about November 5, 2018, the above Underlying Funds are added to the Investment Requirements for the Polaris Income Builder Daily living benefit as indicated below.

The following replaces the chart on page 32 appearing under "Are there investment requirements if I elect the living benefit?" in the OPTIONAL LIVING BENEFIT for the Polaris Income Builder Daily section of the prospectus:

You must allocate your assets in accordance with the following:


10% Secure Value Account  Up to 90% in one or more of the following

                          Variable Portfolios:

			  American Funds Asset Allocation Portfolio
                          Goldman Sachs VIT Government Money Market Fund SA Allocation Balanced Portfolio
			  SA Allocation Growth Portfolio
			  SA Allocation Moderate Portfolio
			  SA Allocation Moderate Growth Portfolio
			  SA DFA Ultra Short Bond Portfolio
			  SA Federated Corporate Bond Portfolio
                          SA Fixed Income Index Portfolio
			  SA Fixed Income Intermediate Index Portfolio
			  SA Global Index Allocation 60/40 Portfolio
			  SA Global Index Allocation 75/25 Portfolio
                          SA Global Index Allocation 90/10 Portfolio
			  SA Goldman Sachs Global Bond Portfolio
			  SA Goldman Sachs Multi-Asset Insights Portfolio SA Index Allocation 60/40 Portfolio
			  SA Index Allocation 80/20 Portfolio
			  SA Index Allocation 90/10 Portfolio
                          SA JPMorgan Diversified Balanced Portfolio
			  SA Legg Mason Tactical Opportunities Portfolio
                          SA MFS Total Return Portfolio
                          SA PGI Asset Allocation Portfolio
			  SA Putnam Asset Allocation Diversified Growth
			  Portfolio
			  SA T. Rowe Price Asset Allocation Growth
			  Portfolio
			  SA Wellingtong Government and Quality Bond
			  Portfolio
			  SA Wellington Real Return Portfolio
			  SA Wellington Strategic Multi-Asset Portfolio


Dated: November 5, 2018

          Please keep this supplement with your prospectus